United States Securities and Exchange Commission
Washington, DC
Mail stop 4-6

RE:       Summit Exploration, Inc.
            Registration Statement on Form SB-2
            Comments to initial filing.
            File No. 333-133079

COMMENT: 1 GENERAL

SUPPLEMENTAL DISCLOSURE

In response to staff's comment we have provided the amended registration statement as promptly as possible.

COMMENT: 2 GENERAL

SUPPLEMENTAL DISCLOSURE

We will provide updated disclosure in each amendment. In addition to our disclosure in response to Staff comments set out below we have also amended our corporate contact information on the cover page of the SB-2.

COMMENT: 3 GENERAL

AMENDED DISCLOSURE
Section: 'Outside back cover'
Page: 2

Until [date], all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

COMMENT: 4 SUMMARY

AMENDED DISCLOSURE
Section: Summary
Page: 3

Within the next twelve months we intend to submit applications for new exploration permits to the Queensland state government and enter into agreements to acquire oil and gas interests through joint venture with existing permit holders in Queensland and South Australia.

COMMENT: 5 SUMMARY

AMENDED DISCLOSURE
Section: Summary
Page: 3

To date we have had no revenues, have achieved losses since inception, and have been issued a going concern opinion from our auditors. We have yet to identify or secure permits for any exploration activities. The bidding for and securing of exploration interests is highly competitive and there is material risk that we will be unable to secure oil and gas interests and carry out our plan of operations. Failure to do so will result in the failure of our business and the total loss of your investment. If we are successful in securing exploration interests we will require additional funding to discharge our exploration obligations. Should we fail to raise additional funds, we will be unable to carry out our plan of operations.

COMMENT: 6 RISK FACTOR

SUPPLEMENTAL DISCLOSURE

We have organized the risk factors under two separate heading: 'Risks associated with our business' and 'Risks associated with an investment in the common shares being offered'.

COMMENT: 7 RISK FACTOR

SUPPLEMENTAL DISCLOSURE

In response to Staff comment 6, we have reordered the risk factors to present the most salient risks for each section first. This response includes only those risk factors that have been moved.

AMMENDED DISCLOSURE
Section: Risk Factors
Page: 4

Risks Associated with our business

We have no oil and gas interests and if we are successful in securing interests we may be unable to meet the terms and conditions of the permit. Failure to meet the prescribed terms and conditions may result in the loss or abandonment of the permit resulting in the inability to carry out our plan of operations. In all cases, the terms and conditions of any future potential permit or license granting us, directly or indirectly, the right to explore for and develop hydrocarbons prescribes a work program and the date or dates before which such work program must be satisfied. Varying circumstances, including our financial resources, availability of required equipment, and other matters, may result in the failure to satisfy the terms and conditions of a permit or license and result in the complete loss of the interest in the permit or license.

We were incorporated on February 23, 2006 and have a limited history of operations making it difficult to evaluate our current value and chance of success. We have not had success in these areas and there is no guarantee that we will ever acquire any exploration interests. Our limited history makes it difficult to evaluate the current value of our shares and our chances of success leading to volatility in the value of your investment.

We have limited financial resources and will have to raise additional funds to expand our business. To date we have not held any discussions related to potential future funding and there can be no certainty that market conditions will enable us to raise the funds required. Failure to raise additional funds may result in the failure of our business. As of March 30, 2006, we had $95,646 in working capital. Our anticipated expenditures for the next 12 months are approximately $200,000. We presently do not have sufficient capital to satisfy the planned expenditures, have no revenues and will rely principally on the issuance of common shares to raise funds to finance the planned expenditures during the next 12 months. There is no assurance that market conditions will enable us to raise funds when required, and any additional equity financing will likely be dilutive to existing shareholders. Should we fail to raise additional funds, we will be unable to carry out our plan of operations for the current fiscal year. (See ITEM 2 - PLAN OF OPERATIONS)

Oil and gas exploration is very competitive and we will not be able to effectively compete with other companies in bidding for and securing oil and gas interests resulting in a high risk of failure for our company. We are in competition with other companies with greater financial resources and expertise in bidding for the acquisition of petroleum interests from various state authorities and permit holders, in purchasing or leasing equipment necessary to explore for, develop and produce hydrocarbons and in obtaining the services of personnel in the exploration for, and development and production of, hydrocarbons. Our inability to compete raises the risk that we will be unable to secure oil and gas interests and carry out our plan of operations.

Risks associated with an investment in the common shares being offered

Our President may purchase an unlimited number of shares to meet the minimum offering. This may result in only a small number of unaffiliated investors owning stock in the company. This will limit your influence on our corporate governance and make it difficult for us to establish a liquid public market and reduce your ability to sell your shares.

You will suffer immediate and substantial dilution. On March 30, 2006 the book value per share was $0.02 and the public offering price is set at $0.10 per share. As a consequence new investors will experience an immediate dilution of $0.04 per share if we raise the maximum and $0.06 if we raise the minimum.

Our President owns 100% of the shares in the company, allowing him to control the company's future direction. If we sell 2,500,000 shares and raise $250,000, the minimum under this prospectus he will control all matters subject to stockholder's vote. If we sell 5,000,000 shares and raise $500,000, the maximum under this prospectus he is in a position to influence all matters subject to stockholder vote. See "Security Ownership of Certain Beneficial Owners and Management."

COMMENT: 8 RISK FACTOR

AMMENDED DISCLOSURE
Section: Risk Factors
Page: 5

The marketing and sale of petroleum products is subject to government regulation that may impair our ability to sell hydrocarbons or limit the prices available. Changes to government regulation or laws in the jurisdictions in which we may be operating might result in a discovery becoming uneconomical leading to financial losses. Even if we make discoveries in commercial quantities, development of a discovery may take a number of years and financial conditions at that time cannot be determined. The availability of products sold, or to be sold, may be restricted or rendered unavailable due to factors beyond our control, such as change in laws in the jurisdictions in which we may be operating, changes in the source of supply in foreign countries and prohibition on use due to testing and licensing requirements.

We have no oil and gas interests and if we are successful in securing interests we may be unable to meet the terms and conditions of the permit. Failure to meet the prescribed terms and conditions may result in the loss or abandonment of the permit resulting in the inability to carry out our plan of operations.. In all cases, the terms and conditions of any future potential permit or license granting us, directly or indirectly, the right to explore for and develop hydrocarbons prescribes a work program and the date or dates before which such work program must be satisfied. Varying circumstances, including our financial resources, availability of required equipment, and other matters, may result in the failure to satisfy the terms and conditions of a permit or license and result in the complete loss of the interest in the permit or license.

The price for oil and gas is volatile and determined by factors beyond our control. Failure to accurately forecast prices may result in financial losses. Prices for oil and gas may fluctuate widely from time to time depending on international demand, production and other factors that cannot be foreseen. A decline in price may render a discovery uneconomic resulting in unforeseen losses. If a discovery becomes uneconomical due to declining prices, funds spent to develop the discovery might not be recoverable leading to financial losses.

Mr. Hart has other business interests, which may conflict with our business. Any decision to the benefit of his other business interests could be detrimental to us. We have one officer and director who has another business interest, which results in him devoting only approximately 80% of his time to the business of the company. A conflict of interest between Mr. Hart's other business interest and us could result in the loss of exploration opportunities.

Mr. Hart has limited experience in financial accounting, which may result to errors and increase costs associated with our reporting obligations. Mr. Hart has limited experience in financial accounting. He will have to devote considerable time to the preparation of Exchange Act reporting documents and his lack of experience may result in errors. There can be no assurance that errors made will not cost the company and reduce the value of your investment.

We may issue more shares of Common Stock, which would dilute the value of the Common Stock held by our current shareholders reducing your ownership interest in the company. Our Articles of Incorporation authorize the issuance of 50,000,000 shares of common stock. We will likely issue some or all of such shares to acquire further capital in order to carry out our intended operations or expand current operations, or to provide additional financing in the future. The issuance of any such shares may result in a reduction of the book value or market price of our outstanding common shares.

Our President may purchase an unlimited number of shares to meet the minimum offering thereby limiting your influence on all matters subject to shareholder vote. This may result in only a small number of unaffiliated investors owning stock in the company. This will limit your influence on our corporate governance and make it difficult for us to establish a liquid public market and reduce your ability to sell your shares.

COMMENT: 9 RISK FACTOR

SUPPLEMENTAL DISCLOSURE

The following disclosure, previously submitted.

Our shares are not currently traded on any stock market and there is no assurance that shares purchased pursuant to this prospectus can be resold and if resold will be at prices at or above the offering price. The offering price of $0.10 per share was arbitrarily determined and bears no relationship to our earnings, book value, or any other recognized criteria of value. At the present time there is no public market for our Common shares and we cannot predict the extent to which investor interest in us will lead to the development of an active, liquid trading market. Investors should not consider investing in this offering unless they can afford the complete loss of their investment.

COMMENT: 10 RISK FACTOR

AMENDED DISCLOSURE
Section: Risk Factors
Page: 4

Mr. Hart is our sole officer and director and has agreed to act in these capacities until March 2007. If Mr. Hart fails to stand for re-election or we fail to secure additional directors and officers we will be left without effective management. Mr. Hart has a thorough knowledge of our business and in particular exploration in the Austral Asia regions of Indonesia, New Zealand and Australia. The management and growth of the company depends on his continued involvement. We do not have employment agreements in place with Mr. Hart nor do we carry key-person insurance. The loss of his services or if he decides not to stand for re-election after March 2007 and we are unable to find a replacement we will be left without management resulting in the likely failure of our business and the total loss of your investment.

COMMENT: 11 RISK FACTOR

SUPPLEMENTAL DISCLOSURE

We have clarified the term 'Austral Asia' on page 4, the first instance of use in the prospectus.

AMENDED DISCLOSURE
Section: Risk Factors
Page: 4

Mr. Hart has a thorough knowledge of our business and in particular exploration in the Austral Asia regions of Indonesia, New Zealand and Australia.

COMMENT: 12 RISK FACTOR

SUPPLEMENTAL DISCLOSURE

We have removed the following mitigating sentence, "We intend to acquire exploration properties through government tender and joint venture with existing permit holders." from our disclosure.

AMENDED DISCLOSURE
Section: Risk Factors
Page: 4

We were incorporated on February 23, 2006 and have a limited history of operations making it difficult to evaluate our current value and chances of success. We have not had success in these areas and there is no guarantee that we will ever acquire any exploration interests. Our limited history makes it difficult to evaluate the current value of our shares and our chances of success leading to volatility in the value of your investment.

COMMENTS: 13 RISK FACTORS

AMENDED DISCLOSURE
Section: Risk Factors
Page: 4

We have limited financial resources and will have to raise additional funds to expand our business. To date we have not held any discussions related to potential future funding and there can be no certainty that market conditions will enable us to raise the funds required. Failure to raise additional funds may result in the failure of our business. As of March 30, 2006, we had $95,646 in working capital. Our anticipated expenditures for the next 12 months are approximately $200,000. We presently do not have sufficient capital to satisfy the planned expenditures, have no revenues and will rely principally on the issuance of common shares to raise funds to finance the planned expenditures during the next 12 months. There is no assurance that market conditions will enable us to raise funds when required, and any additional equity financing will likely be dilutive to existing shareholders. Should we fail to raise additional funds, we will be unable to carry out our plan of operations for the current fiscal year. (See ITEM 2 - PLAN OF OPERATIONS)

COMMENTS: 14 USE OF PROCEEDS

SUPPLEMENTAL DISCLOSURE

In response to Staff's comment we have expanded our disclosure detailing the business rational behind our decision to expend funds for geochemical and seismic interpretation. This has been addressed in the 'Use of Proceeds' section and 'Description of Business' section.

Amounts needed to acquire exploration permits and conduct subsequent exploration activities have been addressed in the 'Use of Proceeds' section.

The possibility of conflict of interests between our company and Mr. Harts other business interests has been addressed in the 'Description of Business' section.

AMENDED DISCLOSURE,
Section: Use of Proceeds
Page: 7

The largest use of proceeds contemplated herein will be expended on geochemical and seismic interpretation. Geochemical and seismic analysis is an important due diligence process in the assessment of exploration properties and their potential to host commercial quantities of oil and gas. Other than nominal legal and filing fees associated with the preparation of applications to the Queensland government we do not expect to incur any other costs associated with the acquisition of exploration permits. No funds raised through this offering will be paid to Golden Downs Consulting for geological assessments.

Our plan of operations calls for subsequent exploration expenditures ranging from $300,000 to $500,000 per exploration well. Should we be successful in securing exploration rights either through joint venture with existing permit holders or through government tender we will require significant additional funding to meet our exploration obligations. There can be no assurance that we will successfully raise the capital required, when required, to meet these additional costs. Additionally, there can be no assurance that if we are successful in securing funding that we will be successful in discovering commercial quantities of hydrocarbons, or that we will have access to funds to develop a successful discovery without significant dilution or cost to our stockholders.

AMENDED DISCLOSURE,
Section: Description of Business,
Page: 13

The assessment includes geochemical and petrological review to determine petroleum source potential and reservoir quality, interpretation and reinterpretation of existing seismic data, as well as consideration of discoveries made by third parties on properties adjacent to, or, depending on circumstances, in the area of the properties we are assessing. Geological conditions are however, unpredictable. The analysis of geochemical, petrological, seismic data, and discovery of reserves on properties adjacent to, or in the area of properties under consideration is no assurance that commercially recoverable reserves of oil and gas will be discovered on properties under consideration.

Our President devotes 80% of his time to the company. He has not entered into any employment nor consulting agreements with us. He also devotes 20% of his time to Golden Downs Consulting, an oil and gas consulting service that specializes in geological review and assessment in the Austral Asian region. In the course of his work for our company Mr. Hart may choose to work on matters specific to Golden Downs Consulting at a time that may not be opportune to the best interests of our company. As a result we may loose opportunities that we would have otherwise secured.

COMMENT: 15 PLAN OF DISTRIBUTION

AMENDED DISCLOSURE
Section: Plan of Distribution
Page: 8

For purposes of this offering, our President may be deemed to be an underwriter of this offering.

COMMENT: 16 DIRECTORS, PROMOTERS, AND CONTROL PERSONS

AMENDED DISCLOSURE
Section: Directors, Promoters, and Control Persons
Page: 10

From May 2001 to June 2002, Mr. Hart was managing Director of Golden Downs Consulting providing project management services to companies operating in Austral Asia. These projects included completion of a two-year basin and hydrocarbon system analysis of the Northern Taranaki Basin, New Zealand, for Houston based EEX Corporation. From July 2002 until his resignaion in June 2005 Mr. Hart was the Chief Executive Officer, President and a Director of TAG Oil Ltd (OTCBB: TAGOF) (TSX: TAO), a Canadian incorporated company operating in New Zealand. In this capacity he reviewed farmin opportunities worldwide and attended all operating and technical committee meetings associated with these permits and reviewed the geological and economic parameters of each well. In July 2005 he provide consulting services to L&M Mining, a privately held New Zealand based gold and coal mining company to expand their activities into the petroleum sector. Under Mr. Hart's direction, L&M Mining successfully applied for and were awarded three exploration permits on the South Island, New Zealand. Mr. Hart was responsible for overseeing the permit application process, work obligation program, initial fieldwork, and seismic requisition planning. In October 2005, Mr. Hart was contracted by SCA, a Houston based geological consulting firm, to complete a project in Mumbai, India for Reliance Industries. The project included a sequence stratigraphic study over two of Reliance's offshore permits and provided the company with three previously unknown prospects. In early 2006, Mr. Hart acted as an expert witness in a High Court case involving Crown Minerals, New Zealand and Bounty Oil & Gas NL. His three week testimony concluded in late April 2006. Mr. Hart is currently managing Director of Golden Downs Consulting in addition to his position with Summit Exploration.

COMMENT: 17 DIRECTORS, PROMOTERS, AND CONTROL PERSONS

AMENDED DISCLOSURE
Section: Directors, Promoters, and Control Persons
Page: 10

Mr. Alan Hart is our founder, President, Chief Executive Officer, and Chief Financial Officer and has been a director of the board of directors since our inception on February 23, 2006.

AMENDED DISCLOSURE
Section: Signatures
Page: 32

President, Chief Executive Officer, and Chief Financial Officer, and Director

COMMENT: 18 DESCRIPTION OF BUSINESS

AMENDED DISCLOSURE
Section: Description of Business
Page: 13

We are an exploration stage company engaged in the assessment, acquisition, exploration and development of oil and gas properties in Queensland Australia and other regions in Australia that meet the following general investment criteria: working interests in shallow onshore targets, adjacent to and/or on trend with previous discoveries, with total cash commitments of $300,000 to $500,000 per well.

COMMENT: 19 DESCRIPTION OF BUSINESS

AMENDED DISCLOSURE
Section: Description of Business
Page: 14

Our President devotes 80% of his time to the company. He has not entered into any employment nor consulting agreements with us. He devotes 20% of his time to Golden Downs Consulting, an oil and gas consulting service that specializes in geological review and assessment in the Austral Asian region. In the course of his work for our company Mr. Hart may choose to work on matters specific to Golden Downs Consulting at a time that may not be opportune to the best interests of our company. As a result we may loose opportunities that we would have otherwise secured.

COMMENT: 20 PLAN OF OPERATIONS

AMENDED DISCLOSURE
Section: Plan of Operations
Page: 16

We have been in operation only since February 23, 2006 and have experienced losses since that time. As of March 30, 2006, the date of this filing, we had $95,646 in working capital. If we complete the minimum financing offered herein we will have sufficient funds to carry out a limited plan of operations for the next sixteen months

COMMENT: 21 UNDERTAKINGS

AMENDED DISCLOSURE
Section: Undertakings
Page: 31

We hereby undertake:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

	(i)	To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(ii)

To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20 percent change in the maximum aggregate offering price set forth in the "Calculation of Registration Fee" table in the effective Registration Statement; and

	(iii)	To include any additional or changed material information on the plan of distribution.

(2)

That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time to be the initial bona fide offering thereof.

(3)	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4)

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(5)	For determining any liability under the Securities Act of 1933:

(i)

we shall treat the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us under Rule 424(b)(1), or (4) or 497(h) under the Securities Act as part of this registration statement as of the time the Commission declared it effective. For determining any liability under the Securities Act of 1933, we shall treat each post-effective amendment that contains a form of prospectus as a new registration statement for the securities offered in the registration statement, and that offering of the securities at that time as the initial bona fide offering of those securities.

(ii)

we shall treat each prospectus filed by us pursuant to Rule 424(b)(3) as part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement. Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (vii), or (x) for the purpose of providing the information required by section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(iii)

we shall treat each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.